Debt, Cargill Facility (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Instruments [Abstract]
Vessel fair value participation liability	$ 0	$ 3,271
Cargill Facility [Member]
Debt Instruments [Abstract]
Vessel fair value participation liability		$ 3,271
Increase in vessel fair value participation liability	334
Amortization of debt discount	$ 1,308